Supplement dated August 22, 2023
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2022
Effective September 5, 2023, J.P. Morgan Investment Management Inc. will no longer serve as a subadviser to the Fund.
Shareholders should retain this Supplement for future reference.
SUP284_04_011_(08/23)